Employee Benefit Plans - Additional Information (Detail) - USD ($)			12 Months Ended
	Mar. 02, 2015	Mar. 20, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation Related Costs Disclosure [Line Items]
Shares purchased from the corporation			600,234	600,000
Cost of shares purchased from the corporation			$ 647,000	$ 632,000	$ 704,000
2015 Employee Stock Ownership Plan [Member]
Compensation Related Costs Disclosure [Line Items]
Employee stock ownership plan employee minimum service period	1 year
Employee stock ownership plan, description			2015 Employee Stock Ownership Plan which covers substantially all employees who are at least 21 years old with at least one year of employment with the Company and Heritage Bank USA, Inc., the Company’s commercial bank subsidiary. The ESOP has three individuals who have been selected by the Company to serve as trustees. A directed corporate trustee has also been appointed. The ESOP will be administered by a committee (the “Committee”) currently composed of eleven employees selected by the Company or its designee.
Employee stock ownership plan loan, shares released from the ESOP trust			64,032	48,067	53,587
Employee stock ownership plan loan, expenses recognized			$ 706,000	$ 553,000	$ 652,000
2015 Employee Stock Ownership Plan [Member] | Employee Stock Option Plan Loan [Member]
Compensation Related Costs Disclosure [Line Items]
Shares purchased from the corporation	600,000
Cost of shares purchased from the corporation	$ 7,884,000
Interest rate on ESOP loan	3.00%
Final maturity date	Dec. 09, 2026
ESOP Loan, frequency of periodic payment			Annual
HopFed [Member]
Compensation Related Costs Disclosure [Line Items]
Cost of shares purchased from the corporation			$ 647,000	632,000	704,000
2013 Long Term Incentive Plan [Member]
Compensation Related Costs Disclosure [Line Items]
Shares authorized to be granted under option or other stock incentive plans		300,000
Compensation expense			$ 106,000	$ 135,000	$ 190,000
2013 Long Term Incentive Plan [Member] | HopFed [Member]
Compensation Related Costs Disclosure [Line Items]
Restricted shares available from the HOPFED Bancorp			229,824
2013 Long Term Incentive Plan [Member] | Minimum [Member]
Compensation Related Costs Disclosure [Line Items]
Stock options vesting period		3 years
2013 Long Term Incentive Plan [Member] | Maximum [Member]
Compensation Related Costs Disclosure [Line Items]
Stock options vesting period		4 years
2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Compensation Related Costs Disclosure [Line Items]
Shares authorized to be granted under option or other stock incentive plans			12,753	12,342	2,034
Restricted stock granted by Compensation Committee, market value			$ 178,000	$ 145,000	$ 25,000